Income Taxes Uncertain Tax Position, Additional Information (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Income Tax Disclosure [Abstract]
Income Tax Examination, estimate of impact		$ 50
Unrecognized Tax Benefits, Decrease Resulting from Settlements with Taxing Authorities		(440)
Unrecognized Tax Benefits, Decrease (Increase) Resulting from Tax Audit Resolution	$ 99	0	$ (123)	$ 0
Unrecognized Tax Benefits	1,052	1,706	1,052	1,493	$ 1,187
Amount of unrecognized tax benefits which may impact effective tax rate	997	1,604	997	1,343
Total net accrued interest, net of tax benefit	$ 33	$ 55	$ 33	$ 96